UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Brian F. Link Secretary The China Fund, Inc. 100 Summer Street SUM0703 Boston, MA 02111	Laura Flores, Esq. Morgan, Lewis & Bockius LLP 101 Park Street New York, New York 10178

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Beverages — 2.2%
Wuliangye Yibin Co., Ltd.—A	791,861		$7,120,904

Chemicals — 1.3%
Wanhua Chemical Group Co., Ltd. - A*	865,443		4,220,414

Construction Materials — 2.4%
Anhui Conch Cement Co., Ltd. - A	682,871		3,306,662
China Jushi Co., Ltd.—A	3,123,622		4,625,690

			7,932,352

Electronic Equipment & Instruments — 1.0%
AVIC Jonhon OptronicTechnology Co., Ltd. - A	598,209		3,137,575

Food Products — 2.0%
Inner Mongolia Yili Industrial Group Co., Ltd. - A	1,762,554		6,355,761

Hotels, Restaurants & Leisure — 1.7%
China International Travel Service Corp., Ltd. - A	670,597		5,450,382

Household Durables — 2.2%
Midea Group Co., Ltd.—A	1,090,229		7,077,424

Insurance — 6.6%
Ping An Insurance Group Company of China, Ltd. - A	2,289,928		21,507,668

TOTAL CHINA — “A” SHARES — (Cost $56,500,992)		19.4%	62,802,480

HONG KONG
Automobiles — 1.7%
Brilliance China Automotive Holdings, Ltd. (1)	5,932,000		5,578,861

Commercial Services & Supplies — 1.0%
China Everbright International, Ltd. (1)	3,205,221		3,218,639

Diversified Financial Services — 2.2%
Hong Kong Exchanges and Clearing, Ltd.	234,200		7,282,236

Electronic Equipment & Instruments — 1.4%
Kingboard Holdings, Ltd.	1,336,500		4,675,191

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Entertainment — 1.8%
iQIYI, Inc. ADR(1)*	99,000	$1,991,880
Tencent Music Entertainment Group ADR(1)*	245,600	3,671,720

		5,663,600

Health Care Technology — 1.2%
Ping An Healthcare and Technology Co., Ltd. 144A(1)*	837,200	3,936,803

Hotels, Restaurants & Leisure — 3.4%
Galaxy Entertainment Group, Ltd.	1,024,000	7,046,635
Shangri-La Asia, Ltd.	3,110,000	4,034,560

		11,081,195

Insurance — 2.5%
AIA Group, Ltd.	885,800	7,958,163

Interactive Media & Services — 14.1%
58.com, Inc. ADR*	59,700	3,784,980
Momo, Inc. ADR*	74,400	2,263,992
Sina Corp. *	68,600	4,213,412
Tencent Holdings, Ltd.	727,000	32,055,205
YY, Inc. ADR*	49,200	3,415,956

		45,733,545

Internet and Direct Marketing Retail — 13.0%
Alibaba Group Holding, Ltd. ADR(1)*	229,301	38,634,926
JD.com, Inc. ADR*	140,600	3,493,910

		42,128,836

IT Services — 1.4%
Chinasoft International, Ltd. (1)*	9,458,000	4,640,322

Metals & Mining — 0.9%
MMG, Ltd. (1)*	8,220,000	2,995,890

Pharmaceuticals — 1.8%
Sino Biopharmaceutical, Ltd.	6,807,000	5,725,161

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Professional Services — 1.3%
51job, Inc. ADR(1)*	61,300		$4,268,932

Real Estate Management & Development — 5.9%
China Resources Land, Ltd.	1,990,000		7,734,655
CIFI Holdings Group Co., Ltd.	11,106,000		7,288,748
Times China Holdings, Ltd.	3,182,000		4,152,295

			19,175,698

Semiconductors & Semiconductor Equipment — 1.0%
ASM Pacific Technology, Ltd. (1)	304,900		3,273,523

Specialty Retail — 1.2%
Zhongsheng Group Holdings, Ltd.	2,213,500		3,966,002

Water Utilities — 1.0%
Beijing Enterprises Water Group, Ltd. *	5,766,000		3,328,594

TOTAL HONG KONG — (Cost $146,055,773)		56.8%	184,631,191

HONG KONG — “H” SHARES
Automobiles — 0.4%
Qingling Motors Co., Ltd.	4,560,000		1,173,827

Capital Markets — 2.8%
China International Capital Corp., Ltd. 144A	2,829,200		5,631,612
CITIC Securities Co., Ltd.	1,708,500		3,470,494

			9,102,106

Commercial Banks — 14.1%
Agricultural Bank of China, Ltd.	32,256,000		15,167,882
China Construction Bank Corp.	17,254,000		15,413,308
Industrial & Commercial Bank of China, Ltd.	19,864,000		15,340,071

			45,921,261

Insurance — 4.2%
New China Life Insurance Co., Ltd.	3,230,700		13,668,560

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG — “H” SHARES (continued)
Oil, Gas & Consumable Fuels — 2.0%
China Petroleum & Chemical Corp.	3,666,000		$3,069,346
China Shenhua Energy Co., Ltd.	1,349,500		3,405,071

			6,474,417

TOTAL HONG KONG — “H” SHARES — (Cost $68,254,363)		23.5%	76,340,171

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $214,310,136)		80.3%	260,971,362

TOTAL COMMON STOCK — (Cost $270,811,128)		99.7%	323,773,842

COLLATERAL FOR SECURITIES ON LOAN — 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.4088%¥ (Cost $13,765,422)	13,765,422		13,765,422

	Face Amount
SHORT TERM INVESTMENT — 1.3%
Repurchase Agreement with Fixed Income Clearing Corporation, dated 01/31/19, 0.50%, due 02/01/19, proceeds $4,082,057; collateralized by U.S. Treasury Bond, 3.63%, due 02/15/44, valued at $4,164,507, including interest. (Cost $4,082,000)	$4,082,000		4,082,000

TOTAL INVESTMENTS — (Cost $288,658,550)		105.2%	341,621,264

OTHER ASSETS AND LIABILITIES		(5.2)%	(16,733,797)

NET ASSETS		100.0%	$324,887,467

Notes to Schedule of Investments

*	Denotes non-income producing security.
¥	Rate shown is the 7-day yield as of January 31, 2019.
(1)

Securities (or a portion of the security) is on loan. As of January 31, 2019, the market value of the securities loaned was $42,786,880. The loaned securities were secured with cash collateral of $13,765,422 and non-cash collateral with a value of $30,225,587. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these restricted securities amounted to $9,568,415, which represented 2.9% of total net assets

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2019 (unaudited)

ADR	American Depositary Receipt

See notes to schedule of investments.

NOTE A – Security valuation:

Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 —Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$323,773,842	$—	$—	$323,773,842
Collateral For Securities On Loan	13,765,422	—	—	13,765,422
Short Term Investments	—	4,082,000	—	4,082,000

TOTAL INVESTMENTS	$337,539,264	$4,082,000	$—	$341,621,264

*	Please refer to the Schedule of Investments for additional security details.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Frank Wheeler
Frank Wheeler
President of The China Fund, Inc.

Date: March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Wheeler
Frank Wheeler
President of The China Fund, Inc.

Date: March 26, 2019

By:	/s/ Monique Labbe
Monique Labbe
Treasurer of The China Fund, Inc.

Date: March 26, 2019